Share-based compensation (Details - Assumptions) - $ / shares		12 Months Ended
	Mar. 22, 2021	Dec. 31, 2022
Share-Based Compensation Arrangement by Share-Based Payment Award [Line Items]
Option		2,250,000
Exercise Price		$ 0.06
Expected life		5 years 6 months
Expected volatility		161.70%
Risk free interest rate		4.10%
Non Statutory Stock Options [Member] | Four Individuals [Member]
Share-Based Compensation Arrangement by Share-Based Payment Award [Line Items]
Expected life	3 years 4 months 24 days
Expected volatility	211.00%
Risk free interest rate	0.31%
Stock Option Plan [Member]
Share-Based Compensation Arrangement by Share-Based Payment Award [Line Items]
Option		730,000
Exercise Price		$ 0.06
Expected life		5 years 6 months
Expected volatility		177.90%
Risk free interest rate		3.20%